Share Capital and Share-based Payments - Disclosure of DSUs activity (Details) - DSUs - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments Explanatory [Line Items]
Outstanding - beginning balance (in shares)	176,483	125,437
Granted (in shares)	112,086	51,046
Redeemed (in shares)	(7,831)
Outstanding - ending balance (in shares)	280,738	176,483